UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■ Account Procedures
■ Purchases
■ Redemptions
■ Exchanges Call 800-343-5678
■ New Account Procedures and Status
■ Prospectus & SAI
■ Performance
■ Proxy Voting Policies and Voting Records
■ Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR219	Printed in U.S.A.

CGM
Mutual Fund

357th Quarterly Report
June 30, 2019

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund decreased -2.4% during the second quarter of 2019 compared to a return of 4.3% for the Standard and Poor’s 500 Index (S&P 500 Index) and 3.2% for the ICE BofAML U.S. Corporate, Government and Mortgage Index*. For the first six months of the year, CGM Mutual Fund returned 4.6%, the S&P 500 Index returned 18.5% and the ICE BofAML U.S. Corporate, Government and Mortgage Index returned 6.3%.
Building on a strong first quarter of the year, U.S. stocks continued to perform in April. Fears of a global recession diminished as the Chinese economy remained resilient despite trade tensions with the U.S. Increased factory production and overall industrial output along with surprisingly robust retail sales helped China maintain a 6.4% growth rate in the first quarter. On the other side of the globe, the European Central Bank’s decision to institute a new monetary stimulus package increased optimism that the lagging European economy could rebound. In the U.S., job growth remained strong and the Labor Department reported in April that the U.S. economy added 196,000 jobs in March leaving the unemployment rate at a near all-time low of 3.8%. At the end of April, the Commerce Department reported that first quarter gross domestic product increased at a surprising annualized rate of 3.1%. This was the strongest first quarter growth in four years and it occurred despite softening domestic demand, a market correction leading into the new year and the month-long government shutdown from late December until the end of January. Inflation remained muted and the Federal Reserve Bank’s preferred inflation gauge, the Price Index for Personal Consumption Expenditures, increased only 0.6% in the first quarter.
In May, trade tensions between the U.S. and China flared again and stocks in the U.S. and around the world suffered in response. Trade negotiations had been progressing well but unraveled when the U.S. accused Chinese negotiators of reneging on promises made. Trade talks ended with no deal and the U.S. raised existing tariffs on $200 billion of Chinese goods from 10% to 25% and began the process of instituting new penalties of 25% on an additional $300 billion of Chinese goods. China ultimately responded with the threat of increased tariffs on $60 billion of U.S. goods. In response, the S&P 500 Index dropped 2.4% on May 13. Signs of a slowing economy also increased in May. The Fed reported factory output dropped 0.5% in April and 1.9% for the first quarter and the Commerce Department announced durable goods orders fell 2.1% in April. Subdued economic data in the U.S. and around the world sent global bond yields to new lows. Major stock indexes around the world also dropped and U.S. equities endured their worst month of 2019.
U.S. stocks recovered quickly in June when Fed officials communicated they were closely monitoring trade issues and would consider cutting interest rates to offset any trade-related economic downturn. The news pushed the S&P 500 Index up 2.1% on June 4. Despite a relatively weak jobs report from the Labor Department that indicated the U.S. added only 75,000 jobs in May, stocks reacted favorably on the assumption the Fed would be more likely to loosen its monetary policy in response. Slowing global growth, trade tensions and a tight labor market all contributed to a continued sluggishness in U.S. manufacturing growth while European manufacturing activity contracted. But the U.S. service sector expanded briskly in May. The Institute for Supply Management reported that its non-manufacturing index increased to 56.9 in May from 55.5 in April. In mid-June, U.S. stocks reacted favorably to the European Central Bank’s announcement of a new stimulus package to go into effect as soon as July and also to an agreement between President Trump and Chinese President Xi Jinping to meet and discuss trade issues at the G-20 summit. The Trump -Xi meeting put trade talks back on track for the moment and the U.S. agreed to hold off on additional tariffs on Chinese goods while China agreed to increase purchases of U.S. farm products. Positive trade developments and the Fed’s apparent willingness to consider cutting interest rates helped the market recover from its poor May performance. The S&P 500 Index increased 6.9% in June and

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CGM MUTUAL FUND

17.4% year-to-date for its best first half performance since 1997.
The 10-year U.S. Treasury bond yielded 2.4% at the start of the quarter and fell to 2.0% at the end. Strong U.S. labor numbers and surprisingly strong Chinese economic data in early April pushed the yield as high as 2.6% on April 16. The yield moved lower through much of the rest of the quarter in response to trade tensions between Washington and Beijing and the possibility of a future interest rate cut by the Fed. The S&P 500 was priced at 21.1 times the trailing twelve month earnings at the end of the second quarter. Sustained moderate economic growth in the U.S. against a backdrop of a slowing global economy should continue to provide meaningful investment opportunities.
On June 30, 2019, CGM Mutual Fund was 26.3% invested in short-term U.S Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in money center banks, aerospace/ defense and computer software and services. The Fund’s three largest equity holdings were Banco Bradesco S.A. ADR (money center bank), Petroleo Brasileiro S.A. - Petrobras ADR (oil - independent production) and Itau Unibanco Holding S.A. ADR (money center bank).
David C. Fietze
President

July 2, 2019

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.

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CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2019

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	88.7	+	6.6
5 Years	+	14.9	+	2.8
1 Year	-	0.6	-	0.6
3 Months	-	2.4		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2019 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Banks - Money Center	21.2%
Aerospace/Defense	14.3
Computer Software and Services	10.0
Oil - Independent Production	8.6
Retail	7.0
Media	2.7
Auto and Related	2.7
Housing and Building Materials	2.4
Textile and Apparel	2.3
Airlines	0.9
Oil Refining	0.9
BONDS

United States Treasury Notes	26.3
SCHEDULE OF INVESTMENTS as of June 30, 2019 (unaudited) COMMON STOCKS — 73.0% OF TOTAL NET ASSETS

Aerospace/Defense — 14.3%	Shares	Value(a)
Harris Corporation	60,000	$11,347,800
Lockheed Martin Corporation	51,000	18,540,540
Northrop Grumman Corporation	51,000	16,478,610
		46,366,950
Airlines — 0.9%
Delta Air Lines, Inc.	50,000	2,837,500

Auto and Related — 2.7%
CarMax, Inc. (b)	100,000	8,683,000

Banks - Money Center — 21.2%
Banco Bradesco S.A. ADR (c)	2,882,000	28,301,240
Banco Santander (Brasil) S.A. ADR (c)	1,610,000	19,110,700
Itau Unibanco Holding S.A. ADR (c)	2,245,000	21,147,900
		68,559,840
Computer Software and Services — 10.0%
Microsoft Corporation	118,000	15,807,280
Oracle Corporation	290,000	16,521,300
		32,328,580

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2019 (continued) (unaudited) COMMON STOCKS (continued)

Housing and Building Materials — 2.4%	Shares	Value(a)
NVR, Inc. (b)	1,500	$5,055,375
PulteGroup, Inc.	90,000	2,845,800
		7,901,175
Media — 2.7%
Sinclair Broadcast Group, Inc.	165,000	8,848,950

Oil - Independent Production — 8.6%
Petroleo Brasileiro S.A. - Petrobras ADR (c)	1,800,000	28,026,000

Oil Refining — 0.9%
PBF Energy Inc.	90,000	2,817,000

Retail — 7.0%
Best Buy Co., Inc.	40,000	2,789,200
Dollar Tree, Inc. (b)	35,000	3,758,650
Target Corporation	185,000	16,022,850
		22,570,700
Textile and Apparel — 2.3%
Levi Strauss & Co (b)	220,000	4,593,600
PVH Corp.	30,000	2,839,200
		7,432,800

TOTAL COMMON STOCKS (Identified cost $222,745,887)		236,372,495
BONDS — 26.3% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.3%
United States Treasury Notes, 1.875%, 12/15/2020	$68,000,000	68,031,875
United States Treasury Notes, 2.125%, 05/31/2021	4,000,000	4,027,188
United States Treasury Notes, 2.250%, 02/29/2020	4,000,000	4,005,156
United States Treasury Notes, 2.500%, 02/28/2021	9,000,000	9,100,195
TOTAL BONDS (Identified cost $84,387,240)		85,164,414

See accompanying notes to financial statements.
5

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2019 (continued) (unaudited)

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS		Face Amount	Value(a)
	Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/28/2019 at 0.50% to be repurchased at $1,820,000 on 07/01/2019 collateralized by $1,770,000 U.S. Treasury Note, 2.625% due 03/31/2025 valued at $1,859,751 including interest (Cost $1,820,000)(d)	$1,820,000	$1,820,000

TOTAL INVESTMENTS — 99.9% (Identified cost $308,953,127)			323,356,909
	Cash and receivables		5,075,598
	Liabilities		(4,641,554)
TOTAL NET ASSETS — 100.0%			$323,790,953

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	At June 30, 2019, the Fund had approximately 29.8% of net assets invested in companies incorporated in Brazil.
(d)	See Note 2G.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $308,953,127)		$323,356,909
Cash		998
Receivable for:
Securities sold	$4,692,050
Shares of the Fund sold	2,673
Dividends and interest	379,877	5,074,600
Total assets		328,432,507

Liabilities
Payable for:
Securities purchased	3,737,429
Shares of the Fund redeemed	510,050
Tax withholding	15,771	4,263,250
Accrued expenses:
Management fees	239,303
Trustees’ fees	18,623
Accounting, administration and compliance expenses	27,459
Transfer agent fees	45,490
Other expenses	47,429	378,304
Total liabilities		4,641,554
Net Assets		$323,790,953

Net assets consist of:
Capital paid-in		$324,582,407
Accumulated loss		(791,454)
Net Assets		$323,790,953

Shares of beneficial interest outstanding, no par value		11,682,456

Net asset value per share*		$27.72

* Shares of the Fund are sold and redeemed at net asset
value ($323,790,953 ÷ 11,682,456).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$190,624)	$2,715,466
Interest	995,474
3,710,940
Expenses:
Management fees	1,511,623
Trustees’ fees	36,686
Accounting, administration and compliance expenses	171,874
Custodian fees and expenses	44,930
Transfer agent fees	160,501
Audit and tax services	26,140
Legal	25,753
Printing	17,912
Registration fees	13,141
Miscellaneous expenses	6,572
2,015,132
Net investment income	1,695,808

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(5,387,293)
Net change in unrealized appreciation on investments	18,998,095
Net realized and unrealized gains on investments	13,610,802

Change in Net Assets from Operations	$15,306,610

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
From Operations
Net investment income	$1,695,808	$3,150,512
Net realized losses on investments and foreign currency transactions	(5,387,293)	(10,163,292)
Net change in unrealized appreciation (depreciation) on investments	18,998,095	(45,862,882)
Change in net assets from operations	15,306,610	(52,875,662)

From Distributions to Shareholders
Total distributions	(596,310)	(3,131,246)

From Capital Share Transactions
Proceeds from sale of shares	902,336	3,370,990
Net asset value of shares issued in connection with reinvestment of distributions	547,084	2,861,674
	1,449,420	6,232,664
Cost of shares redeemed	(17,405,537)	(40,772,699)
Change in net assets derived from capital share transactions	(15,956,117)	(34,540,035)
Total change in net assets	(1,245,817)	(90,546,943)

Net Assets
Beginning of period	325,036,770	415,583,713
End of period	$323,790,953	$325,036,770

Number of Shares of the Fund:
Issued from sale of shares	31,565	112,345
Issued in connection with reinvestment of distributions	19,220	102,780
	50,785	215,125
Redeemed	(614,587)	(1,365,553)
Net change	(563,802)	(1,150,428)

See accompanying notes to financial statements.
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CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31,
			2018		2017	2016	2015	2014
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$26.54		$31.02		$30.76	$29.38	$30.31	$32.16
Net investment income (loss) (a)	0.14		0.25	(b)	0.13	(0.04)	(0.11)	(0.17)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.09		(4.48)		5.13	2.27	(0.82)	1.87
Total from investment operations	1.23		(4.23)		5.26	2.23	(0.93)	1.70

Dividends from net investment income	(0.05)		(0.25)		(0.13)	—	—	—
Distributions from net short-term realized gains	—		—		(4.33)	—	—	(1.57)
Distributions from net long-term realized gains	—		—		(0.54)	(0.85)	—	(1.98)
Total distributions	(0.05)		(0.25)		(5.00)	(0.85)	—	(3.55)

Net increase (decrease) in net asset value	1.18		(4.48)		0.26	1.38	(0.93)	(1.85)
Net asset value at end of period	$27.72		$26.54		$31.02	$30.76	$29.38	$30.31

Total return (%)	4.6		(13.7)		17.1	7.6	(3.1)	5.3

Ratios:
Operating expenses to average net assets (%)	1.20	*	1.15		1.15	1.17	1.12	1.12
Net investment income (loss) to average net assets (%)	1.01	*	0.82	(b)	0.38	(0.15)	(0.37)	(0.55)
Portfolio turnover (%)	428	*	362		423	436	345	301
Net assets at end of period (in thousands) ($)	323,791		325,037	415,584		387,721	401,579	448,564
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.56%.
* Computed on an annualized basis.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2019
(unaudited)

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2019 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$236,372,495	—	—
	Bonds
	United States Treasury Notes	—	$85,164,414	—
	Short-Term Investment
	Repurchase Agreement	—	1,820,000	—
	Total	$236,372,495	$86,984,414	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,085,736	—	$12,772,766
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2019 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$310,584,143	$15,136,461	$(2,363,695)	$12,772,766
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2018, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$8,308,516	—	$8,308,516
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2018 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2018 and 2017 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2018	$ 3,131,246	—	$ 3,131,246
2017	$ 52,111,746	$ 6,265,201	$ 58,376,947
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2019, the Fund had an investment in a repurchase agreement with a gross value of $1,820,000 on the

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $1,859,751 exceeded the value of the repurchase agreement at June 30, 2019 by $39,751.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.

14

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

4. Purchases and sales of securities — For the period ended June 30, 2019, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $682,671,107 and $696,725,551, respectively. For long-term government obligations, there were $27,898,086 of purchases and $9,976,484 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2019, the Fund incurred management fees of $1,511,623, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $171,874, for the period ended June 30, 2019, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $156,544 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2019, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement
A. Fair value measurement — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption is limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

15

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

B. New disclosure requirements — In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. In accordance with new reporting requirements, the presentation of certain amounts on the Statement of Changes in Net Assets has been conformed to meet the new disclosure requirements. These adjustments include Distributions to Shareholders; where the prior disclosure separately stated distributions from net investment income and distributions from net realized capital gains of the Fund, they are now combined into a single line item. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets and an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. These amendments have been adopted with these financial statements but had no effect on the Fund’s net assets or results of operations.

16

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2019 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
Effective May 2019, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Mutual Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to two market indices and two universes of other funds (balanced funds and mixed-asset target allocation growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund’s below average performance for the one-, three-, five- and ten-year periods ended December 31, 2018, in each case as compared with funds in the two Broadridge performance universes. Throughout the year, the Board engaged in discussions with CGM regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2018 and the relatively small size of the Fund, the Board determined that there was no current need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were

17

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

above the medians for the mutual funds included in the Broadridge expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

18

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 to June 30, 2019.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During Period* 01/01/19 - 06/30/19
Actual	$1,000.00	$ 1,046.31	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$ 1,018.84	$6.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR219	Printed in U.S.A.

CGM
Realty Fund

101st Quarterly Report
June 30, 2019

A No-Load Fund

To Our Shareholders:
CGM Realty Fund decreased -1.1% during the second quarter of 2019 compared to a return of 4.3% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and 0.8% for the Standard and Poor’s U.S. REIT Index. For the first six months of the year, CGM Realty Fund returned 9.2%, the S&P 500 Index returned 18.5% and the Standard and Poor’s U.S. REIT Index returned 16.7%.
Building on a strong first quarter of the year, U.S. stocks continued to perform in April. Fears of a global recession diminished as the Chinese economy remained resilient despite trade tensions with the U.S. Increased factory production and overall industrial output along with surprisingly robust retail sales helped China maintain a 6.4% growth rate in the first quarter. On the other side of the globe, the European Central Bank’s decision to institute a new monetary stimulus package increased optimism that the lagging European economy could rebound. In the U.S., job growth remained strong and the Labor Department reported in April that the U.S. economy added 196,000 jobs in March leaving the unemployment rate at a near all-time low of 3.8%. At the end of April, the Commerce Department reported that first quarter gross domestic product increased at a surprising annualized rate of 3.1%. This was the strongest first quarter growth in four years and it occurred despite softening domestic demand, a market correction leading into the new year and the month-long government shutdown from late December until the end of January. Inflation remained muted and the Federal Reserve Bank’s preferred inflation gauge, the Price Index for Personal Consumption Expenditures, increased only 0.6% in the first quarter.
In May, trade tensions between the U.S. and China flared again and stocks in the U.S. and around the world suffered in response. Trade negotiations had been progressing well but unraveled when the U.S. accused Chinese negotiators of reneging on promises made. Trade talks ended with no deal and the U.S. raised existing tariffs on $200 billion of Chinese goods from 10% to 25% and began the process of instituting new penalties of 25% on an additional $300 billion of Chinese goods. China ultimately responded with the threat of increased tariffs on $60 billion of U.S. goods. In response, the S&P 500 Index dropped 2.4% on May 13. Signs of a slowing economy also increased in May. The Fed reported factory output dropped 0.5% in April and 1.9% for the first quarter and the Commerce Department announced durable goods orders fell 2.1% in April. Subdued economic data in the U.S. and around the world sent global bond yields to new lows. Major stock indexes around the world also dropped and U.S. equities endured their worst month of 2019.
U.S. stocks recovered quickly in June when Fed officials communicated they were closely monitoring trade issues and would consider cutting interest rates to offset any trade-related economic downturn. The news pushed the S&P 500 Index up 2.1% on June 4. Despite a relatively weak jobs report from the Labor Department that indicated the U.S. added only 75,000 jobs in May, stocks reacted favorably on the assumption the Fed would be more likely to loosen its monetary policy in response. Slowing global growth, trade tensions and a tight labor market all contributed to a continued sluggishness in U.S. manufacturing growth while European manufacturing activity contracted. But the U.S. service sector expanded briskly in May. The Institute for Supply Management reported that its non-manufacturing index increased to 56.9 in May from 55.5 in April. In mid-June, U.S. stocks reacted favorably to the European Central Bank’s announcement of a new stimulus package to go into effect as soon as July and also to an agreement between President Trump and Chinese President Xi Jinping to meet and discuss trade issues at the G-20 summit. The Trump -Xi meeting put trade talks back on track for the moment and the U.S. agreed to hold off on additional tariffs on Chinese goods while China agreed to increase purchases of U.S. farm products. Positive trade developments and the Fed’s apparent willingness to consider cutting interest rates helped the market recover from its poor May performance. The S&P 500 Index increased 6.9% in June and

1

CGM REALTY FUND

17.4% year-to-date for its best first half performance since 1997.
The 10-year U.S. Treasury bond yielded 2.4% at the start of the quarter and fell to 2.0% at the end. Strong U.S. labor numbers and surprisingly strong Chinese economic data in early April pushed the yield as high as 2.6% on April 16. The yield moved lower through much of the rest of the quarter in response to trade tensions between Washington and Beijing and the possibility of a future interest rate cut by the Fed. The S&P 500 was priced at 21.1 times the trailing twelve month earnings at the end of the second quarter. Sustained moderate economic growth in the U.S. against a backdrop of a slowing global economy should continue to provide meaningful investment opportunities.
On June 30, 2019, CGM Realty Fund was 65.6% invested in real estate investment trusts, including 18.6% in retail REITs and 12.4% in office and industrial REITs. The Fund also held 15.8% in money center banks and 5.7% in oil - independent production. The Fund’s three largest holdings were Banco Bradesco S.A. ADR, Itau Unibanco Holding S.A. ADR (money center banks) and Petroleo Brasileiro S.A. - Petrobras ADR (oil - independent production).

David C. Fietze
President

July 2, 2019

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2019

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	223.7	+	12.5
5 Years	+	28.9	+	5.2
1 Year	-	3.8	-	3.8
3 Months	-	1.1		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2019 (unaudited) COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Retail	18.6%
Office and Industrial	12.4
Infrastructure	10.3
Mortgage	10.1
Specialty	10.0
Residential	4.2

Other Common Stocks
Banks - Money Center	15.8
Oil - Independent Production	5.7
Metals and Mining	5.4
Housing and Building Materials	2.9
SCHEDULE OF INVESTMENTS as of June 30, 2019 (unaudited) COMMON STOCKS — 95.4% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 65.6%

Infrastructure — 10.3%	Shares	Value(a)
American Tower Corporation	175,000	$35,778,750
Crown Castle International Corp.	275,000	35,846,250
		71,625,000
Mortgage — 10.1%
KKR Real Estate Finance Trust Inc.	1,734,000	34,541,280
New Residential Investment Corp.	2,300,000	35,397,000
		69,938,280
Office and Industrial — 12.4%
Alexandria Real Estate Equities, Inc.	215,000	30,334,350
Americold Realty Trust	760,000	24,639,200
Prologis, Inc.	390,000	31,239,000
		86,212,550
Residential — 4.2%
American Homes 4 Rent	420,000	10,210,200
Invitation Homes Inc.	710,000	18,978,300
		29,188,500

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2019 (continued) (unaudited) COMMON STOCKS (continued)

Retail — 18.6%	Shares	Value(a)
Federal Realty Investment Trust	85,000	$10,944,600
Kimco Realty Corporation	1,550,000	28,644,000
SITE Centers Corp.	1,445,000	19,131,800
Regency Centers Corporation	525,000	35,038,500
Retail Opportunity Investments Corp.	2,065,000	35,373,450
		129,132,350
Specialty — 10.0%
CoreCivic Inc	1,655,000	34,357,800
The GEO Group, Inc.	1,682,000	35,338,820
		69,696,620

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $455,858,265)		455,793,300

OTHER COMMON STOCKS — 29.8%

Banks - Money Center — 15.8%
Banco Bradesco S.A. ADR (b)	6,324,000	62,101,680
Itau Unibanco Holding S.A. ADR (b)	5,090,000	47,947,800
		110,049,480
Housing and Building Materials — 2.9%
NVR, Inc. (c)	6,000	20,221,500

Metals and Mining — 5.4%
Turquoise Hill Resources Ltd. (b)(c)	30,011,000	37,213,640

Oil - Independent Production — 5.7%
Petroleo Brasileiro S.A. - Petrobras ADR (b)	2,550,000	39,703,500

TOTAL OTHER COMMON STOCKS (Identified cost $179,773,550)		207,188,120

TOTAL COMMON STOCKS (Identified cost $635,631,815)		662,981,420

SHORT-TERM INVESTMENT — 3.6% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/28/2019 at 0.50% to be repurchased at $24,580,000 on 07/01/2019 collateralized by $24,660,000 U.S. Treasury Note, 2.00% due 02/15/2025 valued at $25,094,375 including interest (Cost $24,580,000)(d)
	Face Amount

	$24,580,000	24,580,000

TOTAL INVESTMENTS — 99.0% (Identified cost $660,211,815)		687,561,420
Cash and receivables		16,889,749
Liabilities		(9,700,323)
TOTAL NET ASSETS — 100.0%		$694,750,846

See accompanying notes to financial statements.
5

CGM REALTY FUND

(a)	See Note 2A.
(b)	At June 30, 2019, the Fund had approximately 21.6% of net assets invested in companies incorporated in Brazil and approximately 5.4% of net assets invested in a company incorporated in Canada.
(c)	Non-income producing security.
(d)	See Note 2G.

 ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $660,211,815)		$687,561,420
Cash		3,128
Receivable for:
Securities sold	$12,885,983
Shares of the Fund sold	466
Dividends and interest	4,000,172	16,886,621
Total assets		704,451,169

Liabilities
Payable for:
Securities purchased	8,097,109
Shares of the Fund redeemed	910,386
Tax withholding	23,920	9,031,415
Accrued expenses:
Management fees	474,331
Trustees’ fees	29,846
Accounting, administration and compliance expenses	47,742
Transfer agent fees	66,356
Other expenses	50,633	668,908
Total liabilities		9,700,323
Net Assets		$694,750,846

Net assets consist of:
Capital paid-in		$647,680,374
Accumulated gain		47,070,472
Net Assets		$694,750,846

Shares of beneficial interest outstanding, no par value		25,291,024

Net asset value per share*		$27.47
* Shares of the Fund are sold and redeemed at net asset
value ($694,750,846 ÷ 25,291,024).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$195,857)	$10,447,409
Interest	53,829
10,501,238

Expenses:
Management fees	2,937,143
Trustees’ fees	59,319
Accounting, administration and compliance expenses	298,833
Custodian fees and expenses	58,372
Transfer agent fees	206,623
Audit and tax services	26,140
Legal	56,309
Printing	20,018
Registration fees	14,230
Miscellaneous expenses	11,406
3,688,393
Net investment income	6,812,845

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	51,545,102
Net change in unrealized appreciation on investments	5,134,088
Net realized and unrealized gains on investments	56,679,190

Change in Net Assets from Operations	$63,492,035

See accompanying notes to financial statements.
7

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
From Operations
Net investment income	$6,812,845	$12,951,081
Net realized gains (losses) on investments and foreign currency transactions	51,545,102	(35,797,015)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,134,088	(165,943,697)
Change in net assets from operations	63,492,035	(188,789,631)

From Distributions to Shareholders
Total distributions	(4,455,970)	(11,249,171)

From Capital Share Transactions
Proceeds from sale of shares	3,551,102	10,660,853
Net asset value of shares issued in connection with reinvestment of distributions	3,908,775	9,871,230
	7,459,877	20,532,083
Cost of shares redeemed	(57,658,635)	(139,373,124)
Change in net assets derived from capital share transactions	(50,198,758)	(118,841,041)
Total change in net assets	8,837,307	(318,879,843)

Net Assets
Beginning of period	685,913,539	1,004,793,382
End of period	$694,750,846	$685,913,539

Number of Shares of the Fund:
Issued from sale of shares	128,234	355,611
Issued in connection with reinvestment of distributions	141,725	362,111
	269,959	717,722
Redeemed	(2,082,687)	(4,826,071)
Net change	(1,812,728)	(4,108,349)

See accompanying notes to financial statements.
8

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31,
			2018	2017	2016	2015	2014
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$25.31		$32.19	$29.67	$29.27	$32.89	$30.76
Net investment income (a)	0.26		0.44	0.19	0.10	0.04	0.28
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.07		(6.92)	9.52	0.68	(0.81)	6.41
Total from investment operations	2.33		(6.48)	9.71	0.78	(0.77)	6.69

Dividends from net investment income	(0.17)		(0.40)	(0.24)	(0.11)	(0.03)	(0.24)
Distributions from net short-term realized gains	—		—	(6.54)	—	—	(0.92)
Distributions from net long-term realized gains	—		—	(0.41)	(0.27)	(2.82)	(3.40)
Total distributions	(0.17)		(0.40)	(7.19)	(0.38)	(2.85)	(4.56)

Net increase (decrease) in net asset value	2.16		(6.88)	2.52	0.40	(3.62)	2.13
Net asset value at end of period	$27.47		$25.31	$32.19	$29.67	$29.27	$32.89

Total return (%)	9.2		(20.2)	32.8	2.7	(2.3)	21.8

Ratios:
Operating expenses to average net assets (%)	1.03	*	0.98	0.97	0.99	0.92	0.92
Net investment income to average net assets (%)	1.90	*	1.50	0.57	0.35	0.11	0.86
Portfolio turnover (%)	220	*	239	269	241	224	135
Net assets at end of period (in thousands) ($)	694,751	685,914		1,004,793	870,995	1,078,815	1,244,679
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
* Computed on an annualized basis.

See accompanying notes to financial statements.
9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2019
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2019 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$662,981,420	—	—
	Short-Term Investment
	Repurchase Agreement	—	$24,580,000	—
	Total	$662,981,420	$24,580,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$3,972,260	$17,536,229	$25,561,982
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2019 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$661,999,438	$58,478,482	$(32,916,500)	$25,561,982
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2018, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$23,800,363	—	$23,800,363
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2018 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2018 and 2017 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2018	$ 11,249,171	—	—	$ 11,249,171
2017	$ 178,798,995	$ 11,015,463	—	$ 189,814,458
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2019, the Fund had an investment in a repurchase agreement with a gross value of $24,580,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $25,094,375 exceeded the value of the repurchase agreement at June 30, 2019 by $514,375.

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.

14

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

4. Purchases and sales of securities — For the period ended June 30, 2019, purchases and sales of securities other than short-term investments aggregated $766,512,457 and $830,457,227, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2019, the Fund incurred management fees of $2,937,143, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $298,833, for the period ended June 30, 2019, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $265,954 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2019, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement
A. Fair value measurement — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption is limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
B. New disclosure requirements — In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification which is intended to simplify an issuer’s disclosure compliance

15

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. In accordance with new reporting requirements, the presentation of certain amounts on the Statement of Changes in Net Assets has been conformed to meet the new disclosure requirements. These adjustments include Distributions to Shareholders; where the prior disclosure separately stated distributions from net investment income and distributions from net realized capital gains of the Fund, they are now combined into a single line item. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets and an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. These amendments have been adopted with these financial statements but had no effect on the Fund’s net assets or results of operations.

16

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2019 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
Effective May 2019, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Realty Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to two market indices and two universes of other funds (real estate funds and domestic equity funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the above average performance of the Fund for the three-year period ended December 31, 2018 and the below average performance of the Fund for the one-, five- and ten-year periods ended December 31, 2018, as compared with funds in the real estate funds universe. The Board also noted the above average performance of the Fund for the five-year period ended December 31, 2018 and the below average performance of the Fund for the one-, three- and ten-year periods ended December 31, 2018, as compared with funds in the domestic equity funds universe. Throughout the year, the Board engaged in discussions with CGM regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund but in light of the fact that the Fund continued to experience net redemptions in 2018, the Board determined that there was no current need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.

17

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratio of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, but concluded that the fee was reasonable in light of CGM’s active investment style and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions of the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

18

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 to June 30, 2019.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During Period* 01/01/19 - 06/30/19
Actual	$1,000.00	$ 1,092.14	$5.34
Hypothetical (5% return before expenses)	$1,000.00	$ 1,019.69	$5.15
* Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR219	Printed in U.S.A.

CGM
Focus Fund

87th Quarterly Report
June 30, 2019

A No-Load Fund

To Our Shareholders:
CGM Focus Fund decreased -8.2% during the second quarter of 2019 compared to a return of 4.3% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund decreased -14.2% and the S&P 500 Index returned 18.5%.
Building on a strong first quarter of the year, U.S. stocks continued to perform in April. Fears of a global recession diminished as the Chinese economy remained resilient despite trade tensions with the U.S. Increased factory production and overall industrial output along with surprisingly robust retail sales helped China maintain a 6.4% growth rate in the first quarter. On the other side of the globe, the European Central Bank’s decision to institute a new monetary stimulus package increased optimism that the lagging European economy could rebound. In the U.S., job growth remained strong and the Labor Department reported in April that the U.S. economy added 196,000 jobs in March leaving the unemployment rate at a near all-time low of 3.8%. At the end of April, the Commerce Department reported that first quarter gross domestic product increased at a surprising annualized rate of 3.1%. This was the strongest first quarter growth in four years and it occurred despite softening domestic demand, a market correction leading into the new year and the month-long government shutdown from late December until the end of January. Inflation remained muted and the Federal Reserve Bank’s preferred inflation gauge, the Price Index for Personal Consumption Expenditures, increased only 0.6% in the first quarter.
In May, trade tensions between the U.S. and China flared again and stocks in the U.S. and around the world suffered in response. Trade negotiations had been progressing well but unraveled when the U.S. accused Chinese negotiators of reneging on promises made. Trade talks ended with no deal and the U.S. raised existing tariffs on $200 billion of Chinese goods from 10% to 25% and began the process of instituting new penalties of 25% on an additional $300 billion of Chinese goods. China ultimately responded with the threat of increased tariffs on $60 billion of U.S. goods. In response, the S&P 500 Index dropped 2.4% on May 13. Signs of a slowing economy also increased in May. The Fed reported factory output dropped 0.5% in April and 1.9% for the first quarter and the Commerce Department announced durable goods orders fell 2.1% in April. Subdued economic data in the U.S. and around the world sent global bond yields to new lows. Major stock indexes around the world also dropped and U.S. equities endured their worst month of 2019.
U.S. stocks recovered quickly in June when Fed officials communicated they were closely monitoring trade issues and would consider cutting interest rates to offset any trade-related economic downturn. The news pushed the S&P 500 Index up 2.1% on June 4. Despite a relatively weak jobs report from the Labor Department that indicated the U.S. added only 75,000 jobs in May, stocks reacted favorably on the assumption the Fed would be more likely to loosen its monetary policy in response. Slowing global growth, trade tensions and a tight labor market all contributed to a continued sluggishness in U.S. manufacturing growth while European manufacturing activity contracted. But the U.S. service sector expanded briskly in May. The Institute for Supply Management reported that its non-manufacturing index increased to 56.9 in May from 55.5 in April. In mid-June, U.S. stocks reacted favorably to the European Central Bank’s announcement of a new stimulus package to go into effect as soon as July and also to an agreement between President Trump and Chinese President Xi Jinping to meet and discuss trade issues at the G-20 summit. The Trump -Xi meeting put trade talks back on track for the moment and the U.S. agreed to hold off on additional tariffs on Chinese goods while China agreed to increase purchases of U.S. farm products. Positive trade developments and the Fed’s apparent willingness to consider cutting interest rates helped the market recover from its poor May performance. The S&P 500 Index increased 6.9% in June and 17.4% year-to-date for its best first half performance since 1997.

CGM FOCUS FUND

The 10-year U.S. Treasury bond yielded 2.4% at the start of the quarter and fell to 2.0% at the end. Strong U.S. labor numbers and surprisingly strong Chinese economic data in early April pushed the yield as high as 2.6% on April 16. The yield moved lower through much of the rest of the quarter in response to trade tensions between Washington and Beijing and the possibility of a future interest rate cut by the Fed. The S&P 500 was priced at 21.1 times the trailing twelve month earnings at the end of the second quarter. Sustained moderate economic growth in the U.S. against a backdrop of a slowing global economy should continue to provide meaningful investment opportunities.
On June 30, 2019, CGM Focus Fund was 34.7% invested in money center banks, 13.8% invested in oil- independent production and 11.4% invested in aerospace/defense. The Fund’s three largest holdings were Banco Bradesco S.A. ADR (money center bank), Petroleo Brasileiro S.A. - Petrobras ADR (oil - independent production) and Itau Unibanco Holding S.A. ADR (money center bank). At the end of the quarter 54.1% of the portfolio was invested in equities sold short.
David C. Fietze
President

July 2, 2019

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2019

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	36.5	+	3.2
5 Years	-	14.3	-	3.0
1 Year	-	21.2	-	21.2
3 Months	-	8.2		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2019 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Banks - Money Center	34.7%
Oil - Independent Production	13.8
Aerospace/Defense	11.4
Computer Software and Services	11.0
Retail	6.1
Electronic Components	5.2
Media	5.1
Auto and Related	5.0
Housing and Building Materials	5.0
Beverages and Tobacco	2.1
Oil Refining	1.9
Steel	1.8
Telephone	1.3
Textile and Apparel	1.3
Miscellaneous	1.2
SECURITIES SOLD SHORT

Services	(13.8)
Computer Software and Services	(9.9)
Vehicle Assembly	(6.4)
Leisure	(6.1)
Retail	(5.8)
Consumer Durables	(5.1)
Technology	(4.7)
Auto and Related	(2.3)
SCHEDULE OF INVESTMENTS as of June 30, 2019 (unaudited) INVESTMENTS HELD LONG — 109.2% OF TOTAL NET ASSETS COMMON STOCKS — 106.9% OF TOTAL NET ASSETS

Aerospace/Defense — 11.4%	Shares	Value(a)
Harris Corporation	125,000	$23,641,250
Lockheed Martin Corporation (b)	75,000	27,265,500
Northrop Grumman Corporation	15,000	4,846,650
		55,753,400

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2019 (continued) (unaudited)

COMMON STOCKS (continued)

Auto and Related — 5.0%	Shares	Value(a)
CarMax, Inc. (c)	285,000	$24,746,550

Banks - Money Center — 34.7%
Banco Bradesco S.A. ADR (b)(d)	6,906,000	67,816,920
Banco Santander (Brasil) S.A. ADR (b)(d)	3,565,000	42,316,550
Itau Unibanco Holding S.A. ADR (b)(d)	6,360,000	59,911,200
		170,044,670
Beverages and Tobacco — 2.1%
AMBEV S.A. ADR (d)	2,200,000	10,274,000

Computer Software and Services — 11.0%
Microsoft Corporation	206,000	27,595,760
Oracle Corporation	460,000	26,206,200
		53,801,960
Electronic Components — 5.2%
Advanced Micro Devices, Inc. (c)	835,000	25,358,950

Housing and Building Materials — 5.0%
NVR, Inc. (c)	7,300	24,602,825

Media — 5.1%
Sinclair Broadcast Group, Inc.	463,000	24,830,690

Miscellaneous — 1.2%
Quanta Services, Inc.	155,000	5,919,450

Oil - Independent Production — 13.8%
Petroleo Brasileiro S.A. - Petrobras ADR (b)(d)	4,350,000	67,729,500

Oil Refining — 1.9%
PBF Energy Inc.	300,000	9,390,000

Retail — 6.1%
Best Buy Co., Inc.	75,000	5,229,750
Dollar Tree, Inc. (c)	45,000	4,832,550
Target Corporation	230,000	19,920,300
		29,982,600
Steel — 1.8%
Companhia Siderurgica Nacional ADR (d)	2,000,000	8,620,000

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2019 (continued) (unaudited)

COMMON STOCKS (continued)

Telephone — 1.3%	Shares	Value(a)
TIM Participacoes S.A. ADR (d)	440,000	$6,586,800

Textile and Apparel — 1.3%
Levi Strauss & Co (c)	310,000	6,472,800

TOTAL COMMON STOCKS (Identified cost $490,120,977)		524,114,195

SHORT-TERM INVESTMENT — 2.3% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/28/19 at 0.50% to be repurchased at $11,020,000 on 07/01/2019 collateralized by $10,705,000 U.S. Treasury Note, 2.625% due 03/31/2025 valued at $11,247,815 including interest. (Cost $11,020,000)(e)	$11,020,000	11,020,000
.
TOTAL INVESTMENTS HELD LONG — 109.2% (Identified cost $501,140,977)		535,134,195

INVESTMENTS HELD SHORT — (54.1)% OF TOTAL NET ASSETS

COMMON STOCKS — (54.1)% OF TOTAL NET ASSETS

Auto and Related — (2.3%)	Shares
Carvana Co. (c)	(183,000)	(11,453,970)

Computer Software and Services — (9.9%)
Crowdstrike Holdings, Inc. (c)	(390,000)	(26,633,100)
MongoDB, Inc. (c)	(145,000)	(22,053,050)
		(48,686,150)
Consumer Durables — (5.1%)
Wayfair Inc. (c)	(170,000)	(24,820,000)

Leisure — (6.1%)
Netflix, Inc. (c)	(81,000)	(29,752,920)

Retail — (5.8%)
Amazon.com, Inc. (c)	(15,000)	(28,404,450)

Services — (13.8%)
Lyft, Inc. (c)	(535,000)	(35,154,850)
Uber Technologies, Inc.(c)	(700,000)	(32,466,000)
		(67,620,850)

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2019 (continued) (unaudited)

INVESTMENTS HELD SHORT (continued)

Technology — (4.7%)	Shares	Value(a)
Slack Technologies, Inc. (c)	(620,000)	$(23,250,000)

Vehicle Assembly — (6.4%)
Tesla, Inc. (c)	(140,000)	(31,284,400)

TOTAL COMMON STOCKS (Proceeds $253,742,699)		(265,272,740)

TOTAL INVESTMENTS HELD SHORT — (54.1)% (Proceeds $253,742,699)		(265,272,740)
Cash and receivables		243,128,267
Liabilities		(22,875,557)
TOTAL NET ASSETS — 100.0%		$490,114,165

(a)	See Note 2A.
(b)	A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(c)	Non-income producing security.
(d)	At June 30, 2019, the Fund had approximately 53.7% of net assets invested in companies incorporated in Brazil.
(e)	See Note 2H.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)
Assets
Investments in securities, at value:
(Identified cost $501,140,977)		$535,134,195
Cash		1,720
Deposits with brokers for short sales		213,496,581
Receivable for:
Securities sold	$29,207,522
Shares of the Fund sold	4,299
Dividends and interest	418,145	29,629,966
Total assets		778,262,462
Liabilities
Securities sold short at current market value (Proceeds $253,742,699)		265,272,740
Payable for:
Securities purchased	20,311,869
Shares of the Fund redeemed	1,303,885
Interest payable	638,754
Tax withholding	38,976	22,293,484
Accrued expenses:
Management fees	408,857
Trustees’ fees	28,727
Accounting, administration and compliance expenses	45,735
Transfer agent fees	41,242
Other expenses	57,512	582,073
Total liabilities		288,148,297
Net Assets		$490,114,165

Net Assets consist of:
Capital paid-in		$675,450,593
Accumulated loss		(185,336,428)
Net Assets		$490,114,165
Shares of beneficial interest outstanding, no par value		14,296,650
Net asset value per share*		$34.28
* Shares of the Fund are sold and redeemed at net asset
value ($490,114,165 ÷ 14,296,650).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (unaudited)
Investment Income
Income:
Dividends (net of withholding tax of
$415,290)	$6,242,388
Interest	25,448
6,267,836

Expenses:
Management fees	2,890,555
Trustees’ fees	57,062
Accounting, administration and compliance expenses	286,269
Custodian fees and expenses	77,663
Transfer agent fees	278,172
Audit and tax services	26,140
Legal	47,946
Printing	26,639
Registration fees	13,437
Interest expense on short sales	1,871,576
Miscellaneous expenses	11,355
5,586,814
Net investment income	681,022

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments:
Long transactions	(17,503,476)
Short transactions	(37,293,209)
(54,796,685)
Net change in unrealized appreciation (depreciation) on investments:
Long transactions	48,104,153
Short transactions	(80,311,264)
(32,207,111)
Net realized and unrealized losses on investments	(87,003,796)
Change in Net Assets from Operations	$(86,322,774)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
From Operations
Net investment income (loss)	$681,022	$(2,075,697)
Net realized losses on investments and foreign currency transactions	(54,796,685)	(131,170,273)
Net change in unrealized depreciation on investments	(32,207,111)	(91,175,277)
Change in net assets from operations	(86,322,774)	(224,421,247)

From Distributions to Shareholders
Total distributions	—	(2,338,045)

From Capital Share Transactions
Proceeds from sale of shares	2,361,993	8,546,919
Net asset value of shares issued in connection with reinvestment of distributions	—	2,068,867
	2,361,993	10,615,786
Cost of shares redeemed	(76,124,082)	(131,371,461)
Change in net assets derived from capital share transactions	(73,762,089)	(120,755,675)
Total change in net assets	(160,084,863)	(347,514,967)

Net Assets
Beginning of period	650,199,028	997,713,995
End of period	$490,114,165	$650,199,028

Number of Shares of the Fund:
Issued from sale of shares	61,306	170,665
Issued in connection with reinvestment of distributions	—	51,708
	61,306	222,373
Redeemed	(1,994,161)	(2,695,406)
Net change	(1,932,855)	(2,473,033)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (unaudited)		For the Year Ended December 31,
			2018		2017	2016	2015	2014
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$40.06		$53.35		$42.74	$39.20	$40.88	$40.31
Net investment income (loss) (a)(b)	0.05		(0.12)	(c)	(0.67)	(0.41)	(0.52)	(0.64)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(5.83)		(13.03)		11.28	3.95	(1.16)	1.21
Total from investment operations	(5.78)		(13.15)		10.61	3.54	(1.68)	0.57

Dividends from net investment income	—		(0.14)		—	—	—	—

Net increase (decrease) in net asset value	(5.78)		(13.29)		10.61	3.54	(1.68)	0.57
Net asset value at end of period	$34.28		$40.06		$53.35	$42.74	$39.20	$40.88

Total return (%)	(14.2)		(24.7)		24.8	9.0	(4.1)	1.4

Ratios:
Operating expenses to average net assets (%)	1.28	*	1.18		1.16	1.20	1.13	1.10
Dividends and interest on short positions to average net assets (%)	0.64	*	1.27		1.92	1.25	1.09	1.16
Total expenses to average net assets (%)	1.92	*	2.45		3.08	2.45	2.22	2.26

Net investment income (loss) to average net assets (%)	0.23	*	(0.24)	(c)	(1.38)	(1.13)	(1.27)	(1.61)
Portfolio turnover (%) (d)	445	*	403		388	334	268	266
Net assets at end of period (in thousands) ($)	490,114		650,199	997,714		936,846	1,064,927	1,326,978
(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.17		0.51		0.26	0.04	(0.07)	(0.18)
(b) Per share net investment income (loss) has been calculated using average shares outstanding during the period.
(c) Net Investment loss per share reflects non-recurring dividends which amounted to $0.17 per share. Excluding these non-recurring dividends, the ratio of net investment loss to average net assets would have been (0.58)%.
(d) Includes short sale bond transactions.
* Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2019
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2019 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$524,114,195	—	—
	Short-Term Investment
	Repurchase Agreement	—	$11,020,000	—
	Total	$524,114,195	$11,020,000	—

	Investments in Securities-Liabilities
	Common Stocks*	$(265,272,740)	—	—
	Total	$(265,272,740)	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,791,367	—	$12,993,012
The identified cost of investments in securities and securities sold short owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2019 was as follows:

Identified Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$256,868,443	$39,558,734	$(26,565,722)	$12,993,012
* The cost basis has been reduced by the proceeds of the short positions ($253,742,699) at June 30, 2019. Since the cost basis includes the proceeds from short sales it may result in a net negative cost basis.

The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2018, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$80,367,667	—	$80,367,667

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2018 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to dividends on short positions which were held less than forty-five days and foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales and disallowed interest expense deduction, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2018 and 2017 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2018	$ 2,338,045	—	$ 2,338,045
2017	—	—	—
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2019 was $206,322,800 and the value of cash held in a segregated account at June 30, 2019 was $213,496,581.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

At June 30, 2019, the Fund had an investment in a repurchase agreement with a gross value of $11,020,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $11,247,815 exceeded the value of the repurchase agreement at June 30, 2019 by $227,815.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
A substantial portion of the Fund’s portfolio is invested in American Depositary Receipts of companies domiciled in Brazil. The risks of foreign investments described above are generally heightened when investing in issuers in emerging market countries, such as Brazil. Investing in Brazilian issuers involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, political instability, corruption and price volatility. In addition, the market for Brazilian securities is influenced by the flow of international capital and economic and market conditions of certain countries, especially other emerging market countries in Central and South America. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazilian securities may also be particularly sensitive to market movements because their market prices tend to reflect speculative expectations.
4. Purchases and sales of securities — For the period ended June 30, 2019, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,540,994,049 and $1,689,828,377, respectively. Buys to cover U.S. Treasury Bonds held short for the period ended June 30, 2019 were $407,434,375.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2019, the Fund incurred management fees of $2,890,555, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $286,269, for the period ended June 30, 2019, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $255,126 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2019, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
6. Recent accounting pronouncement
A. Fair value measurement — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption is limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
B. New disclosure requirements — In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. In accordance with new reporting requirements, the presentation of certain amounts on the Statement of Changes in Net Assets has been conformed to meet the new disclosure requirements. These adjustments include Distributions to Shareholders; where the prior disclosure separately stated distributions from net investment income and distributions from net realized capital gains of the Fund, they are now combined into a single line item. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets and an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. These amendments have been adopted with these financial statements but had no effect on the Fund’s net assets or results of operations.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2019 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
Effective May 2019, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Focus Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to two market indices and four universes of other funds (capital appreciation funds, multi-cap growth funds, multi-cap core funds and domestic equity funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the below average performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2018, in each case as compared with funds in each of the four Broadridge performance universes. Throughout the year, the Board engaged in discussions with CGM regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2018, the Board determined that there was no current need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

above the medians for the mutual funds included in the Broadridge expense universe, but concluded this was reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 to June 30, 2019.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During Period* 01/01/19 - 06/30/19
Actual	$1,000.00	$ 857.54	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,015.28	$9.58
* Expenses are equal to the Fund’s annualized expense ratio of 1.92%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2019, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to CGM Trust’s Board of Trustees since the last proxy statement to shareholders.  As previously disclosed, CGM Trust does not have a formal process for considering any Trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 15, 2019

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 15, 2019